Share-based payment	12 Months Ended
Dec. 31, 2018
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Share-based payment
Note	20 – Share-based payment

ITAÚ UNIBANCO HOLDING and its subsidiaries have share-based payment plans aimed at involving its management members and employees in the medium and long term corporate development process.

The grant of these benefits are only made in years in which there are sufficient profits to enable the distribution of mandatory dividends, limiting the maximum dilutive effect to 0.5% of the total shares held by the controlling and minority stockholders at the balance sheet date. These programs are settled through the delivery of ITUB4 treasury shares to stockholders.

The Extraordinary Stockholders’ Meeting – ESM held on July 27, 2018 approved the split in 50% the Company’s shares of capital stock, and the process was approved by BACEN on October 31, 2018. The new shares were included in the share position on November 26, 2018. Thus, for better comparability, the number of shares presented in this item are affected by the split effect.

Expenses on stock-based payment plans are presented in the table below:

	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2016
Partner Plan	(226)	(234)	(306)
Variable compensation plan	(377)	(302)	(285)

Total	(603)	(536)	(591)

l -	Partner Plan

The employees and management members of ITAÚ UNIBANCO HOLDING invest a percentage of their bonus to acquire shares and share-based instruments. Accordingly, the ownership of these shares should be held by the beneficiaries for a period from three to five years, counted from the initial investment, and are thus subject to market price variation. After complying with the suspensive conditions set forth in the program, beneficiaries will be entitled to receive shares as consideration, in accordance with the numbers of shares provided for in the program regulation.

The acquisition prices of shares and share-based Instruments are established every six months and are equivalent to the average of share quotation in the 30 days prior to the determination of the acquisition price, which is performed on the seventh business day prior to the remuneration grant date.

The fair value of the shares as consideration is the market price at the grant date, less expected dividends.

Changes in the Partner Program

	01/01 to 12/31/2018	01/01 to 12/31/2017
	Quantity	Quantity
Opening balance	51,074,441	53,193,569

New granted	9,912,356	10,562,936
Exercised	(11,597,420)	(11,284,577)
Cancelled	(518,195)	(1,397,487)

Closing balance	48,871,182	51,074,441

Weighted average of remaining contractual life (years)	2.52	2.46

Market value weighted average (R$)	26.22	21.55

II -	Variable compensation

In this plan, 50% of variable compensation of management members should be paid in cash and fifty percent (50%) should be paid in shares for a period of three years. Shares are delivered on a deferred basis, of which one-third (1/3) per year, will be contingent upon the executive’s remaining with the institution. The deferred unpaid portions may be reversed proportionally to the significant reduction of the recurring income realized or the negative income for the period.

Management members become eligible for the receipt of these benefits according to individual performance, business performance or both. The benefit amount is established according to the activities of each management member that should meet at least the performance and conduct requirements.

The fair value of the share is the market price at its grant date.

Change in variable compensation in shares

	01/01 to 12/31/2018	01/01 to 12/31/2017
	Quantity	Quantity
Opening balance	31,229,973	36,809,109

New	10,552,225	12,835,324
Delivered	(16,611,521)	(18,072,947)
Cancelled	(154,532)	(341,513)

Closing balance	25,016,145	31,229,973

Market value weighted average (R$)	34.04	25.49

Ill -	Stock Option Plan (Simple Options)

ITAÚ UNIBANCO HOLDING has a Stock Option Plan (“Simple Options”), which was discontinued, and only exercisable options remain.

Simple options have the following characteristics:

a)

Exercise price: calculated based on the average prices of shares in the three months of the year prior to the grant date. The prices determined will be inflation-adjusted to the last business day of the month prior to the option exercise date based on IGP-M or, in its absence, on an index to be determined internally, and should be paid within the period in force for the settlement of operations on B3.

b)	Vesting period: determined upon issue, from one to seven years, counted from the grant date. The vesting period is normally determined at five years.

Summary of changes in the Simple options plan

	01/01 to 12/31/2018		01/01 to 12/31/2017
	Quantity	Weighted average exercise price	Quantity	Weighted average exercise price
Opening balance	24,514,359	25.21	57,050,259	24.63
Options exercisable at the end of the period	24,514,359	25.21	35,160,265	27.32
Options outstanding but not exercisable	0	0	21,889,994	20.30

Options:
Canceled / Forfeited (*)	(352,085)	29.29	(1,807,091)	27.41
Exercised	(21,072,675)	28.26	(30,728,809)	23.72

Closing balance	3,089,599	22.11	24,514,359	25.21
Options exercisable at the end of the period	3,089,599	22.11	24,514,359	25.21

Range of exercise prices		14.47 - 29.51		14.47 - 27.54
Weighted average of the remaining contractual life (in years)		0.99		1.28

Market value weighted average (R$)		33.98		28.04

(*)	Refers to non-exercise based on the beneficiary’s decision.